Subsequent Events (Details) $ in Millions	Dec. 09, 2026 shares	Dec. 09, 2025 shares	Dec. 09, 2024 USD ($) shares	Nov. 18, 2024 shares	Oct. 29, 2024 HKD ($)
Subsequent Event [Member]
Subsequent Events [Line Items]
Trade facilities (in Dollars) | $					$ 9.0
2024 Equity Incentive Plan [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Events [Line Items]
Number of options issued				1,000,000
Forecast [Member]
Subsequent Events [Line Items]
Fair value of restricted shares (in Dollars) | $			$ 936,000
Forecast [Member] | Restricted Stock [Member]
Subsequent Events [Line Items]
Number of shares vested			600,000
Forecast [Member] | 2024 Equity Incentive Plan [Member] | Restricted Stock [Member]
Subsequent Events [Line Items]
Number of shares granted			600,000
Number of shares vested	200,000	200,000	200,000